EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
24.	EARNINGS PER SHARE

The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	Successor		Predecessor
	Year ended	Three months ended	Nine months ended	Year ended
	December 31,	December 31,	September 30,	December 31,
	2013	2012	2012	2011
Net earnings (loss) attributable to the company	$(127.6)	$(35.2)	$618.4	$(974.0)
Weighted average shares used in computation of basic earnings per share (in millions)	14.5	14.4	381.9	381.9
Weighted average shares used in computation of diluted earnings per share (in millions)	14.5	14.4	381.9	381.9
Basic and diluted earnings (loss) per share from continuing operations	(9.01)	(1.55)	1.63	(2.04)
Basic and diluted earnings (loss) per share from discontinued operations	0.21	(0.89)	(0.01)	(0.51)
Basic and diluted earnings (loss) per share attributable to the company’s common shareholders (in dollars)	$(8.80)	$(2.44)	$1.62	$(2.55)